BORROWINGS - Supplemental Cash Flows (Details) $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($)
Corporate borrowings
Disclosure of reconciliation of liabilities arising from financing activities [abstract]
Beginning Balance	$ 1,002
Cash Flows	1,020
Acquisition	0
Foreign Exchange Movement	79
Fair Value Changes	0
Ending Balance	2,101
Non-recourse borrowings
Disclosure of reconciliation of liabilities arising from financing activities [abstract]
Beginning Balance	7,324
Cash Flows	360
Acquisition	0
Foreign Exchange Movement	379
Fair Value Changes	0
Ending Balance	$ 8,063